Note 18 - Commitments and Guarantees - Commitments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Premises and equipment leasing	$ 23,208
Gas, electricity and non-commodity contracts	3,596,873
3,620,081
Not later than one year [member]
Statement Line Items [Line Items]
Premises and equipment leasing	1,543
Gas, electricity and non-commodity contracts	633,606
635,149
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,669
Gas, electricity and non-commodity contracts	2,388,039
2,395,708
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	6,825
Gas, electricity and non-commodity contracts	448,570
455,395
Later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,171
Gas, electricity and non-commodity contracts	126,658
$ 133,829